Segment Information - Depreciation and Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Depreciation	$ 14	$ 12	$ 27	$ 24	$ 49	$ 44	$ 42
Assets	3,043		3,043		3,069	2,956
Held for sale	174		174		0
ASC
Segment Reporting Information [Line Items]
Depreciation	9	8	18	16
IMS
Segment Reporting Information [Line Items]
Depreciation	5	$ 4	9	$ 8	16	14	$ 13
Operating Segments | ASC
Segment Reporting Information [Line Items]
Assets	1,619		1,619		1,545
Operating Segments | IMS
Segment Reporting Information [Line Items]
Assets	1,124		1,124		1,145	1,018
Corporate & Eliminations
Segment Reporting Information [Line Items]
Assets	$ 126		$ 126		$ 379	$ 375